Income Taxes - Schedule of Income Tax (Recovery) Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Deferred taxes recovery					$ (3,477,711)
Total tax recovery	$ 2,013	$ (50)	$ 14,543	$ 11,894	$ (3,477,711)